Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 481	$ 432
Provision for credit losses
Originations	94	89
Maturities	(36)	(26)
Changes in risk, parameters and exposures	56	11
Write-offs	(23)	(30)
Recoveries	13	13
Exchange rate and other	(13)	(8)
Balance at end of period	572	481
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	223	235
Provision for credit losses
Transfers to Stage 1	99	95
Transfers to Stage 2	(23)	(26)
Transfers to Stage 3	(5)	(2)
Originations	94	89
Maturities	(19)	(17)
Changes in risk, parameters and exposures	(155)	(152)
Exchange rate and other	1	1
Balance at end of period	215	223
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	90	65
Provision for credit losses
Transfers to Stage 1	(97)	(95)
Transfers to Stage 2	36	38
Transfers to Stage 3	(42)	(13)
Maturities	(17)	(9)
Changes in risk, parameters and exposures	157	103
Exchange rate and other	(1)	1
Balance at end of period	126	90
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	168	132
Provision for credit losses
Transfers to Stage 1	(2)
Transfers to Stage 2	(13)	(12)
Transfers to Stage 3	47	15
Changes in risk, parameters and exposures	54	60
Write-offs	(23)	(30)
Recoveries	13	13
Exchange rate and other	(13)	(10)
Balance at end of period	$ 231	$ 168